Financial assets and liabilities - Summary of detailed information about borrowings (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	May 29, 2023
Disclosure of detailed information about borrowings [line items]
Carrying amount	$ 1,448,567	$ 616,055
US Dollar Fixed Rate Borrowings Due January, 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	January, 2021	January, 2021
Currency	USD	USD
Principal	$ 11,700	$ 11,700
Interest	Fixed	Fixed
Annual rate	1.80	1.80
Maturity date	January, 2026	January, 2026
Carrying amount	$ 68	$ 68
US Dollar Fixed Rate Borrowings Due July, 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	July, 2021	July, 2021
Currency	USD	USD
Principal	$ 43,500	$ 43,500
Interest	Fixed	Fixed
Annual rate	2.05	2.05
Maturity date	July, 2026	July, 2026
Carrying amount	$ 79	$ 79
US Dollar Variable Rate Borrowings Due January, 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	January, 2022	January, 2022
Currency	USD	USD
Principal	$ 25,000	$ 25,000
Interest	Variable	Variable
Annual rate	2.01	2.01
Maturity date	September, 2026	September, 2026
Carrying amount	$ 25,843	$ 25,850
Us Dollar Fixed Rate Borrowings Due July, 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	July, 2024	July, 2024
Currency	USD	USD
Principal	$ 548	$ 548
Interest	Fixed	Fixed
Annual rate	11.00	11.00
Maturity date	January, 2025	January, 2025
Carrying amount	$ 144	$ 0
US Dollar Linked Negotiable Obligation Fixed Rate Due December, 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	December, 2020	December, 2020
Currency	USD-linked	USD-linked
Principal	$ 10,000	$ 10,000
Interest	Fixed	Fixed
Annual rate	3.24	3.24
Maturity date	December, 2024	December, 2024
Carrying amount	$ 0	$ 9,997
US Dollar Linked Negotiable Obligation Fixed Rate Due August, 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	August, 2021	August, 2021
Currency	USD-linked	USD-linked
Principal	$ 9,230	$ 9,230
Interest	Fixed	Fixed
Annual rate	3.48	3.48
Maturity date	August, 2025	August, 2025
Carrying amount	$ 0	$ 9,231
US Dollar Linked Negotiable Obligation Fixed Rate Due August, 2021 One [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	August, 2021	August, 2021
Currency	USD-linked	USD-linked
Principal	$ 100,769	$ 100,769
Interest	Fixed	Fixed
Annual rate	5.85	5.85
Maturity date	August, 2031	August, 2031
Carrying amount	$ 97,467	$ 102,556
US Dollar Negotiable Obligation Fixed Rate Due June, 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	June, 2022	June, 2022
Currency	USD	USD
Principal	$ 43,500	$ 43,500
Interest	Fixed	Fixed
Annual rate	6.00	6.00
Maturity date	August, 2024	August, 2024
Carrying amount	$ 0	$ 43,458
US Dollar Negotiable Obligation Fixed Rate Due November, 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	November, 2022	November, 2022
Currency	USD	USD
Principal	$ 40,511	$ 40,511
Interest	Fixed	Fixed
Annual rate	6.25	6.25
Maturity date	November, 2025	November, 2025
Carrying amount	$ 0	$ 36,484
US Dollar Negotiable Obligation Fixed Rate Due December, 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	December, 2022	December, 2022
Currency	USD	USD
Principal	$ 13,500	$ 13,500
Interest	Fixed	Fixed
Annual rate	4.00	4.00
Maturity date	January, 2025	January, 2025
Carrying amount	$ 13,539	$ 13,476
US Dollar Linked Negotiable Obligation Fixed Rate Due December, 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	December, 2022	December, 2022
Currency	USD-linked	USD-linked
Principal	$ 63,450	$ 63,450
Interest	Fixed	Fixed
Annual rate	0.00	0.00
Maturity date	June, 2026	June, 2026
Carrying amount	$ 63,429	$ 63,231
US Dollar Linked Negotiable Obligation Fixed Rate Due May, 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	May, 2023	May, 2023
Currency	USD-linked	USD-linked
Principal	$ 40,785	$ 40,785	$ 40,785
Interest	Fixed	Fixed
Annual rate	0.00	0.00
Maturity date	June, 2026	June, 2026
Carrying amount	$ 40,525	$ 40,525
US Dollar Linked Negotiable Obligation Fixed Rate Due December, 2022 One [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	December, 2022	December, 2022
Currency	USD-linked	USD-linked
Principal	$ 39,118	$ 39,118
Interest	Fixed	Fixed
Annual rate	0.00	0.00
Maturity date	December, 2026	December, 2026
Carrying amount	$ 37,805	$ 38,948
US Dollar Linked Negotiable Obligation Fixed Rate Due March, 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	March, 2023	March, 2023
Currency	USD-linked	USD-linked
Principal	$ 118,542	$ 118,542
Interest	Fixed	Fixed
Annual rate	0.00	0.00
Maturity date	March, 2027	March, 2027
Carrying amount	$ 115,657	$ 117,979
US Dollar Linked Negotiable Obligation Fixed Rate Due March, 2023 One [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	March, 2023	March, 2023
Currency	USD-linked	USD-linked
Principal	$ 16,458	$ 16,458
Interest	Fixed	Fixed
Annual rate	1.00	1.00
Maturity date	March, 2028	March, 2028
Carrying amount	$ 16,414	$ 16,396
US Dollar Negotiable Obligation Fixed Rate Due June, 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	June, 2023	June, 2023
Currency	USD	USD
Principal	$ 13,500	$ 13,500
Interest	Fixed	Fixed
Annual rate	4.50	4.50
Maturity date	July, 2025	July, 2025
Carrying amount	$ 13,477	$ 13,357
US Dollar Linked Negotiable Obligation Fixed Rate Due August, 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	August, 2023	August, 2023
Currency	USD-linked	USD-linked
Principal	$ 70,000	$ 70,000
Interest	Fixed	Fixed
Annual rate	0.99	0.99
Maturity date	August, 2028	August, 2028
Carrying amount	$ 67,170	$ 69,749
US Dollar Negotiable Obligation Fixed Rate Due December, 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	December, 2023	December, 2023
Currency	USD	USD
Principal	$ 14,669	$ 14,669
Interest	Fixed	Fixed
Annual rate	5.00	5.00
Maturity date	June, 2026	June, 2026
Carrying amount	$ 14,657	$ 14,643
Aggregate Borrowing [Member]
Disclosure of detailed information about borrowings [line items]
Carrying amount	1,402,396	590,030
Aggregate Borrowing [Member] | Vista Argentina [Member]
Disclosure of detailed information about borrowings [line items]
Carrying amount	$ 46,171	$ 26,025
US Dollar Negotiable Obligation Fixed Rate Due March 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	March, 2024	March, 2024
Currency	USD	USD
Principal	$ 60,000	$ 60,000
Interest	Fixed	Fixed
Annual rate	6.50	6.50
Maturity date	March, 2027	March, 2027
Carrying amount	$ 40,569	$ 0
US Dollar Negotiable Obligation Fixed Rate Due May2024 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	May, 2024	May, 2024
Currency	USD	USD
Principal	$ 32,203	$ 32,203
Interest	Fixed	Fixed
Annual rate	6.50	6.50
Maturity date	March, 2027	March, 2027
Carrying amount	$ 32,722	$ 0
US Dollar Negotiable Obligation Fixed Rate Due May2024 One [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	May, 2024	May, 2024
Currency	USD	USD
Principal	$ 46,562	$ 46,562
Interest	Fixed	Fixed
Annual rate	8.00	8.00
Maturity date	May, 2029	May, 2029
Carrying amount	$ 46,860	$ 0
US Dollar Linked Negotiable Obligation Fixed Rate Due July 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	July, 2024	July, 2024
Currency	USD-linked	USD-linked
Principal	$ 53,195	$ 53,195
Interest	Fixed	Fixed
Annual rate	3.00	3.00
Maturity date	July, 2028	July, 2028
Carrying amount	$ 53,111	$ 0
US Dollar Negotiable Obligation Fixed Rate Due October, 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	October, 2024	October, 2024
Currency	USD	USD
Principal	$ 150,000	$ 150,000
Interest	Fixed	Fixed
Annual rate	7.65	7.65
Maturity date	October, 2031	October, 2031
Carrying amount	$ 151,573	$ 0
US Dollar Negotiable Obligation Fixed Rate Due December, 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	December, 2024	December, 2024
Currency	USD	USD
Principal	$ 600,000	$ 600,000
Interest	Fixed	Fixed
Annual rate	7.63	7.63
Maturity date	December, 2035	December, 2035
Carrying amount	$ 597,421	$ 0
US Dollar Fixed Rate Borrowings Due January, 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	January, 2022	January, 2022
Currency	USD	USD
Principal	$ 13,500	$ 13,500
Interest	Fixed	Fixed
Annual rate	2.45	2.45
Maturity date	January, 2027	January, 2027
Carrying amount	$ 28	$ 28
Us Dollar Fixed Rate Borrowings Due April 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	April, 2024	April, 2024
Currency	USD	USD
Principal	$ 45,000	$ 45,000
Interest	Fixed	Fixed
Annual rate	5.00	5.00
Maturity date	April, 2026	April, 2026
Carrying amount	$ 20,009	$ 0